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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

December 21, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Post Effective Amendment No. 27
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File No. 333-54464 (Series VA)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company) and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing under the Securities Act of 1933, as amended, Post-Effective Amendment No. 27 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended to add new disclosure describing a lifetime withdrawal guarantee, a death benefit, and a guaranteed minimum income benefit. For your reference, please note that on or about January 3, 2008, the Company expects to submit a "template" request pursuant to Rule 485(b)(1)(vii) relating to certain other contracts issued by the Company and certain of its affiliates.

Financial statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made by amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc: John M. Richards, Esq.